Income Taxes (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
Operating loss carryforward and credit carryforwards
Provision for income tax	$ 0.0	$ 0.0	$ 0.0
Federal
Operating loss carryforward and credit carryforwards
Net operating loss ("NOL") carryforwards	87.3		67.5
Federal | Research and development
Operating loss carryforward and credit carryforwards
Credit carryforwards	6.1		3.9
State
Operating loss carryforward and credit carryforwards
Net operating loss ("NOL") carryforwards	116.2		67.4
State | Research and development
Operating loss carryforward and credit carryforwards
Credit carryforwards	$ 4.4		$ 3.0